Leases	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Leases
Leases

17. Leases

The Company leases office space (real estate), vehicles and office equipment under operating leases. The Company did not have any finance leases as of September 30, 2024 and March 31, 2024.

Right-of-use lease assets and lease liabilities that are reported in the Company’s condensed consolidated balance sheet as of September 30, 2024 and March 31, 2024 are as follows:

	As of September 30, 2024	As of March 31, 2024
Operating lease, right-of-use assets, net	$4,182	$4,466

Current portion of long-term operating lease	1,494	1,572
Long-term operating lease	2,731	2,917
Total operating lease liabilities	$4,225	$4,489

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The expense is presented within Selling, general, and administrative expense. The components of lease expense related to the Company’s lease for the three and six months ended September 30, 2024 and 2023 were:

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Fixed operating lease costs	$449	$436	$950	$861
Short-term lease costs	11	14	24	27
Total lease cost	$460	$450	$974	$888

Supplemental cash flow information related to leases was as follows:

	For the Six Months Ended September 30,
	2024	2023
Operating cash flows included in the measurement of lease liabilities	$(967)	$(874)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	123	169
Other non-cash changes to ROU assets due to reassessment of the lease term	(130)	2,305

The weighted average remaining lease term and discount rate for the Company’s operating leases as of September 30, 2024 and March 31, 2024 were:

	As of September 30, 2024	As of March 31, 2024
Weighted-average remaining lease term (in years)	2.37	2.63
Weighted-average discount rate	4.00%	4.00%

Lease duration was determined utilizing renewal options that the Company is reasonably certain to execute.

As of September 30, 2024, maturities of operating lease liabilities for each of the following five years ending March 31 and a total thereafter were as follows:

Operating Leases
2025	$894
2026	1,276
2027	1,049
2028	1,045
2029	223
2030	22
Thereafter	—
Total lease payments	4,509
Less: imputed interest	(284)
Total lease liability	$4,225

17. Leases

The Company leases office space (real estate), vehicles and office equipment under operating leases. The Company did not have any finance leases as of March 31, 2024 and 2023.

Right-of-use lease assets and lease liabilities that are reported in the Company’s consolidated balance sheet as of March 31, 2024 and 2023 are as follows:

	As of March 31,
	2024	2023
Operating lease, right-of-use assets, net	$4,466	$2,604

Current portion of long-term operating lease	1,572	1,005
Long-term operating lease	2,917	1,621
Total operating lease liabilities	$4,489	$2,626

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The expense is presented within Selling, general, and administrative expense. The components of lease expense related to the Company’s lease for the years ended March 31, 2024 and 2023 were:

	Years Ended March 31,
	2024	2023
Fixed operating lease costs	$1,766	$1,604
Short-term lease costs	13	—
Total lease cost	$1,779	$1,604

Supplemental cash flow information related to leases was as follows:

	Years Ended March 31,
	2024	2023
Operating cash flows included in the measurement of lease liabilities	$(1,786)	$(1,659)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	406	128
Other non-cash changes to ROU assets due to reassessment of the lease term	2,946	—

The weighted average remaining lease term and discount rate for the Company’s operating leases as of March 31, 2024 and 2023 were:

	2024	2023
Weighted-average remaining lease term (in years)	2.63	2.77
Weighted-average discount rate	4.00%	4.00%

Lease duration was determined utilizing renewal options that the Company is reasonably certain to execute.

As of March 31, 2024, maturities of operating lease liabilities for each of the following five years ending March 31 and a total thereafter were as follows:

Operating Leases
2025	$1,717
2026	1,181
2027	899
2028	893
2029	111
Thereafter	—
Total lease payments	4,801
Less: imputed interest	(312)
Total lease liability	$4,489